COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE G- COMMITMENTS AND CONTINGENCIES

Property Leases:

On September 5, 2012, the Company signed a lease for office space in Santa Clara, California. The lease term is through September 30, 2016.  The Company made a deposit of $1,300 and the rent payments are $1,480 per month. In June 2014, the Company entered a sublease agreement with BCasual for its’ existing office space. BCasual agreed to pay the Company $1,250 per month under this agreement.

The minimum future lease commitment at September 30, 2016 on the above lease is $17,760, through September 30, 2015, exclusive of $11,250 in noncancelable subleases.

Employment Agreements:

On March 21, 2014, the Company entered into a three year employment agreement Seong Sam Cho, to serve as Chief Executive Officer, President and Chairman for an annual salary of $1.00.

For the nine months ended September 30, 2015 and 2014, the Company recorded $60,000 and $60,000, respectively, for the fair value of the services contributed by Seong Sam Cho.